Transaction - Earnout Shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition
Earn out distribution period (years)	7 years
Shares authorized for earn-out distribution (shares)	6,000,000
Number of trading days		20 days
Number of consecutive trading days within earnout period		30 days
Tranche One
Business Acquisition
Shares authorized for earn-out distribution (shares)	1,500,000
Tranche Two
Business Acquisition
Shares authorized for earn-out distribution (shares)	1,500,000
Tranche Three
Business Acquisition
Shares authorized for earn-out distribution (shares)	1,500,000
Tranche Four
Business Acquisition
Shares authorized for earn-out distribution (shares)	1,500,000